Related Party Transactions (Tables)	12 Months Ended
Jun. 30, 2023
Related party transactions [Abstract]
Schedule of other payables - related party
Name of Related Party	Relationship	Nature	June 30, 2023	June 30, 2022
Weili He	Former Chief Financial Officer (“CFO”) of the Company who held less than 5% of the Company ordinary shares currently	Salary Payable	$-	$10,711
Hui Xu	General Manager of CACM	Interest-free loan, due on demand	580,000	350,000
Jehan Zeb Khan	Director and Former Co-Acting CEO of the Company	Interest-free loan, due on demand	-	2,173
Total			$580,000	$362,884